Significant accounting policies	6 Months Ended
Jun. 30, 2021
Disclosure Significant Accounting Policies [Line Items]
Significant accounting policies
Basis of preparation
The

consolidated

financial

statements (the

financial

statements)
of UBS

AG and

its subsidiaries

(together,

UBS AG)

are prepared
in

accordance

with

International

Financial

Reporting

Standards
(IFRS), as issued by the International Accounting Standards Board
(the IASB),

and are

presented in

US dollars

(USD). These

interim
financial

statements

are

prepared

in

accordance

with

IAS

34,
Interim Financial Reporting
.
In

preparing

these

interim

financial

statements,

the

same
accounting

policies

and

methods

of

computation

have

been
applied

as

in

the

UBS

AG

consolidated

annual

financial
statements for

the period

ended 31 December

2020, except

for
the

changes

described

in

this

Note.

These

interim

financial
statements

are

unaudited

and

should

be

read

in

conjunction
with

UBS

AG’s

audited

consolidated

financial

statements
included

in

the

Annual

Report

20
20 . In
the

opinion

of
management,

all

necessary

adjustments

were

made

for

a

fair
presentation of UBS AG’s financial

position, results of operations
and cash flows.

Preparation of these interim financial statements requires
management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities. These estimates and assumptions are based on the best available information.
Actual results in the future could differ from such estimates and differences may be material to the financial statements.
Revisions to estimates, based on regular reviews, are recognized in the period in which they occur. For more information about areas of estimation uncertainty that are considered to require critical judgment, refer to “Note 1a Significant accounting
policies” in the “Consolidated financial statements” section of the Annual Report 2020.